POST-EMPLOYMENT BENEFITS - Present Value of Accrued Plan Benefits and Estimated Market Values of Net Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Net deferred pension liability	$ (67)	$ (66)
Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	1,965	1,890
Accrued benefit obligations	(2,330)	(2,342)
Deferred pension asset	8	8
Deferred pension liability	(373)	(460)
Net deferred pension liability	$ (365)	$ (452)